ACQUISITION OF SUBSIDIARY (Details Narrative)		12 Months Ended
	Jul. 19, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)
Yunnan Runcangsheng [Member]
Business Acquisition [Line Items]
Business combination consideration transferred	$ 4,301,293
Yunnan Runcangsheng [Member] | Transfer Agreement [Member]
Business Acquisition [Line Items]
Business combination consideration transferred		$ 4,418,095	¥ 31,557,820
Business combination, adjusted		$ 116,802
Yunnan Shengshengyuan [Member]
Business Acquisition [Line Items]
Equity interest percentage	95.00%
Yun Chen [Member]
Business Acquisition [Line Items]
Equity interest percentage	5.00%